Borrowings	12 Months Ended
Mar. 31, 2012
Borrowings [Abstract]
Borrowings

13. Borrowings:

Short-term and long-term borrowings of Nomura as of March 31, 2011 and 2012 are shown below:

	Millions of yen
	March 31
	2011	2012
Short-term borrowings(1):
Commercial paper	¥379,500	¥315,579
Bank borrowings	563,748	743,119
Other	223,829	126,915

Total	¥1,167,077	¥1,185,613

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥2,559,325	¥3,494,323
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	1,365,805	1,124,504
Non-Japanese yen denominated	748,626	860,975
Floating-rate obligations:
Japanese yen denominated	897,147	788,224
Non-Japanese yen denominated	364,796	117,121
Index / Equity-linked obligations:
Japanese yen denominated	1,251,330	1,241,950
Non-Japanese yen denominated	985,723	654,775

	5,613,427	4,787,549

Subtotal	8,172,752	8,281,872

Trading balances of secured borrowings	230,165	222,968

Total	¥8,402,917	¥8,504,840

(1)	Includes secured borrowings of ¥44,159 million as of March 31, 2011 and ¥8,647 million as of March 31, 2012.

(2)	Includes secured borrowings of ¥6,093 million as of March 31, 2011 and ¥224,543 million as of March 31, 2012.

(3)	Includes secured borrowings of ¥1,000,856 million as of March 31, 2011 and ¥757,018 million as of March 31, 2012.

Trading balances of secured borrowings

These are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These borrowings are part of Nomura’s trading activities intended to generate profits from the distribution of financial products secured by those financial assets.

Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2011	2012
Debt issued by the Company	¥3,205,519	¥3,178,278
Debt issued by subsidiaries—guaranteed by the Company	2,270,308	2,076,721
Debt issued by subsidiaries—not guaranteed by the Company(1)	2,927,090	3,249,841

Total	¥8,402,917	¥8,504,840

(1)	Includes trading balances of secured borrowings.

As of March 31, 2011, fixed-rate long-term borrowings are due between 2011 and 2035 at interest rates ranging from 0.00% to 10.01%. Floating-rate obligations, which are generally based on LIBOR, are due between 2011 and 2038 at interest rates ranging from 0.10% to 8.30%. Index / Equity-linked obligations are due between 2011 and 2042 at interest rates ranging from 0.00% to 32.50%.

As of March 31, 2012, fixed-rate long-term borrowings are due between 2012 and 2042 at interest rates ranging from 0.10% to 10.00%. Floating-rate obligations, which are generally based on LIBOR, are due between 2012 and 2039 at interest rates ranging from 0.00% to 8.54%. Index / Equity-linked obligations are due between 2012 and 2042 at interest rates ranging from 0.00% to 32.50%.

Certain borrowing agreements of subsidiaries contain provisions whereby the borrowings are redeemable at the option of the borrower at specified dates prior to maturity and include various equity-linked or other index-linked instruments.

Nomura enters into swap agreements to manage its exposure to interest rates and foreign exchange rates. Principally, bonds and notes issued are effectively converted to LIBOR-based floating rate obligations through such swap agreements. The carrying value of the long-term borrowings includes adjustments to reflect fair value hedges.

The effective weighted-average interest rates of borrowings, including the effect of fair value hedges, were as follows:

	March 31
	2011	2012
Short-term borrowings	0.63%	0.43%
Long-term borrowings	1.48%	1.34%
Fixed-rate obligations	2.30%	2.04%
Floating-rate obligations	0.99%	0.90%
Index / Equity-linked obligations	1.20%	1.22%

Maturities of long-term borrowings

The aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2012 consist of the following:

Year ending March 31	Millions of yen
2013	¥1,112,828
2014	884,259
2015	1,579,413
2016	936,386
2017	686,855
2018 and thereafter	3,082,131

Subtotal	8,281,872

Trading balances of secured borrowings	222,968

¥8,504,840

Borrowing facilities

As of March 31, 2011 and 2012, Nomura had unutilized borrowing facilities of ¥124,380 million and ¥138,301 million, respectively. The terms for these unutilized borrowing facilities do not significantly differ from existing borrowings.

Subordinated borrowings

As of March 31, 2011 and 2012, subordinated borrowings were ¥1,059,261 million and ¥637,487 million, respectively.